Financing Receivables and Operating Lease Equipment - Schedule of Financing Receivables and Operating Lease Equipment, Net (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivables and Operating Lease Equipment [Abstract]
Investment in sales-type leases	$ 461	$ 556		$ 804
Notes	89	102		385
Total financing receivables	550	658		1,189
Less allowance for losses on receivables	16	51	$ 53	55	$ 18
Financing receivables, net	534	607		1,134
Operating lease equipment, at cost, less accumulated depreciation of $70 and $70	311	352		470
Total	845	959		1,604
Operating lease equipment, accumulated depreciation	$ 70	$ 70		$ 76